Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$113,155,396.74	0.6219380	$98,071,439.67	0.5390318	$15,083,957.07
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$183,445,396.74	0.1263198	$168,361,439.67	0.1159330	$15,083,957.07

Weighted Avg. Coupon (WAC)	5.07%		5.09%
Weighted Avg. Remaining Maturity (WARM)	23.93		23.12
Pool Receivables Balance	$215,406,120.71		$200,121,948.92
Remaining Number of Receivables	29,519		28,568

Adjusted Pool Balance	$213,357,423.12		$198,273,466.05

III. COLLECTIONS

Principal:
Principal Collections	$15,031,888.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$420,406.08
Total Principal Collections	$15,452,294.91

Interest:
Interest Collections	$911,177.52
Late Fees & Other Charges	$44,551.47
Interest on Repurchase Principal	$-
Total Interest Collections	$955,728.99

Collection Account Interest	$1,069.96
Reserve Account Interest	$538.83
Servicer Advances	$-

Total Collections	$16,409,632.69

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$16,409,632.69
Reserve Account Release					$-
Total Available for Distribution					$16,409,632.69

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$179,505.10		$179,505.10	$179,505.10
Collection Account Interest					$1,069.96
Late Fees & Other Charges					$44,551.47
Total due to Servicer					$225,126.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$76,379.89		$76,379.89

Total Class A interest:		$76,379.89		$76,379.89	$76,379.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$16,006,817.69

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$15,083,957.07

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,083,957.07
Class A Notes Total:		$15,083,957.07		$15,083,957.07
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,083,957.07		$15,083,957.07

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					922,860.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,048,697.59
Beginning Period Amount	$2,048,697.59
Current Period Amortization	$200,214.72
Ending Period Required Amount	$1,848,482.87
Ending Period Amount	$1,848,482.87
Next Distribution Date Required Amount	$1,661,158.33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		14.02%	15.09%	15.09%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.64%	27,894	96.43%	$192,979,073.20
30 - 60 Days	1.89%	541	2.83%	$5,653,693.01
61 - 90 Days	0.39%	112	0.63%	$1,254,760.92
91 + Days	0.07%	21	0.12%	$234,421.79
		28,568		$200,121,948.92
Total
Delinquent Receivables 61 + days past due	0.47%	133	0.74%	$1,489,182.71
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	115	0.62%	$1,343,681.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	110	0.54%	$1,262,068.05
Three-Month Average Delinquency Ratio	0.41%		0.64%

Repossession in Current Period		25		$274,533.47
Repossession Inventory		50		$188,924.45

Charge-Offs
Gross Principal of Charge-Off for Current Period				$252,282.96
Recoveries				$(420,406.08)
Net Charge-offs for Current Period				$(168,123.12)

Beginning Pool Balance for Current Period				$215,406,120.71

Net Loss Ratio				-0.94%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.62%
Three-Month Average Net Loss Ratio for Current Period				-0.02%

Cumulative Net Losses for All Periods				$12,480,291.59
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$1,319,516.69
Number of Extensions				130